OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [text block] [Abstract]
Schedule of Other Liabilities

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Settlement balances	110	36	51	11
Lease liabilities	1,411	1,592	777	885
Other creditors and accruals	3,870	3,553	2,300	1,677
Total other liabilities	5,391	5,181	3,128	2,573